Loss per share (Parenthetical) (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loss per share
Antidilutive Securities Excluded From Computation Of Earnings Per Share	596,230	321,768,101	64,198,232